TAXES, Provision for Income Taxes Table (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
TAXES [Abstract]
Current domestic provision for income taxes	$ (1,542)	$ 2,516	$ 1,337	$ 1,247
Current foreign provision for income taxes	6,572	9,178	15,313	13,607
Current provision for income taxes total	5,030	11,694	16,650	14,854
Deferred domestic provision for income taxes	(5,072)	(49,634)	(16,523)	(39,079)
Deferred foreign provision for income taxes	524	(13,238)	(288)	(6,666)
Deferred provision for income taxes total	(4,548)	(62,872)	(16,811)	(45,745)
Income tax expense (benefit), total	$ 482	$ (51,178)	$ (161)	$ (30,891)